SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—104.5%
New York—85.9%
$335,000 Albany County, NY Airport Authority	5.000%	12/15/2033	$ 408,167
250,000 Albany County, NY Airport Authority	5.000	12/15/2034	303,645
1,750,000 Albany County, NY Airport Authority	5.000	12/15/2043	2,119,512
2,585,000 Albany County, NY Airport Authority	5.000	12/15/2048	3,119,268
255,000 Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	255,156
1,525,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.375	07/01/2026	1,590,636
1,315,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.625	07/01/2031	1,368,468
8,165,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.875	07/01/2041	8,472,086
300,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg.)	5.000	05/01/2027	366,126
400,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg.)	5.000	05/01/2028	486,852
550,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg.)	5.000	05/01/2029	668,162
350,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg.)	5.000	05/01/2030	423,766
350,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg.)	5.000	05/01/2031	422,548
200,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg.)	5.000	05/01/2032	240,214
320,000 Albany, NY IDA (Albany Rehabilitation)	8.375	06/01/2023	320,643
1,760,000 Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	1,721,509
315,000 Albany, NY Parking Authority	5.000	07/15/2025	370,862
2,575,000 Amherst, NY Devel. Corp. (Daemen College)	4.000	10/01/2037	2,690,720
2,345,000 Amherst, NY Devel. Corp. (Daemen College)	5.000	10/01/2043	2,656,510
2,000,000 Amherst, NY Devel. Corp. (Daemen College)	5.000	10/01/2048	2,259,280
1,000,000 Amherst, NY Devel. Corp. Student Hsg. (UBF
Faculty-Student Hsg. Corp.)	5.000	10/01/2045	1,197,620
65,400,000 Battery Park City, NY Series D-1	1.570 [1]	11/01/2038	65,400,000
3,000,000 Battery Park, NY City Authority	4.000	11/01/2044	3,477,540
2,735,000 Brookhaven, NY IDA (Enecon Corp.)	6.300	11/01/2033	2,748,401
1,235,000 Brookhaven, NY Local Devel. Corp. (Jefferson's
Ferry)	5.250	11/01/2036	1,446,457
2,750,000 Brooklyn, NY Local Devel. Corp. (Barclays Center
Arena)	5.000	07/15/2026	3,280,420
2,250,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2028	2,694,307
7,500,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2030	8,915,025
77,535,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2042	89,224,952
1,770,000 Buffalo & Erie County, NY Industrial Land Devel.
(Buffalo State College Foundation Hsg. Corp.)	5.375	10/01/2041	1,876,377
870,000 Buffalo & Erie County, NY Industrial Land Devel.
(Buffalo State College Foundation Hsg. Corp.)	6.000	10/01/2031	927,898

1 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$500,000 Buffalo & Erie County, NY Industrial Land Devel.
(CathHS/KMHosp/SOCHOB Obligated Group)	5.250%	07/01/2035	$ 587,230
1,500,000 Buffalo & Erie County, NY Industrial Land Devel.
(Charter School for Applied Technologies)	4.500	06/01/2027	1,666,830
840,000 Buffalo & Erie County, NY Industrial Land Devel.
(Charter School for Applied Technologies)	5.000	06/01/2035	942,144
140,000 Buffalo & Erie County, NY Industrial Land Devel.
(Global Concepts Charter School)	5.000	10/01/2032	170,311
150,000 Buffalo & Erie County, NY Industrial Land Devel.
(Global Concepts Charter School)	5.000	10/01/2033	182,092
500,000 Buffalo & Erie County, NY Industrial Land Devel.
(Global Concepts Charter School)	5.000	10/01/2037	599,460
300,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2029	356,853
150,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2030	177,604
210,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2031	247,899
245,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2032	288,073
1,525,000 Build NYC Resource Corp. (Bronx Lighthouse
Charter School)	5.000	06/01/2038	1,703,699
2,415,000 Build NYC Resource Corp. (Bronx Lighthouse
Charter School)	5.000	06/01/2048	2,683,331
8,000,000 Build NYC Resource Corp. (Chapin School)	5.000	11/01/2047	11,795,680
1,300,000 Build NYC Resource Corp. (Children's Aid Society)	4.000	07/01/2049	1,462,617
880,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2032	1,067,431
1,500,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2036	1,800,870
4,430,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2047	5,243,215
1,100,000 Build NYC Resource Corp. (New Dawn Charter
Schools)	5.625	02/01/2039	1,176,813
1,330,000 Build NYC Resource Corp. (New Dawn Charter
Schools)	5.750	02/01/2049	1,417,594
1,100,000 Build NYC Resource Corp. (New York Methodist
Hospital)	5.000	07/01/2026	1,262,668
500,000 Build NYC Resource Corp. (New York Methodist
Hospital)	5.000	07/01/2030	567,550
1,500,000 Build NYC Resource Corp. (Pratt Paper)	4.500	01/01/2025	1,656,270
3,250,000 Build NYC Resource Corp. (Pratt Paper)	5.000	01/01/2035	3,588,162
860,000 Build NYC Resource Corp. (YMCA of Greater
New York)	5.000	08/01/2032	927,364
2,585,000 Bushnell Basin, NY Fire Assoc. (Volunteer Fire
Dept.)	5.750	11/01/2030	2,585,388
510,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2030	588,540
540,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2031	618,565
200,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2034	223,042
250,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2039	277,062
95,000 Chautauqua, NY Utility District	5.000	06/01/2023	95,247
105,000 Chautauqua, NY Utility District	5.000	06/01/2025	105,271

2 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$400,000 Chemung County, NY IDA (Hathorn Redevel.
Company)	4.850%	07/01/2023	$ 401,652
1,515,000 Chemung County, NY IDA (Hathorn Redevel.
Company)	5.000	07/01/2033	1,520,363
2,335,000 Dutchess County, NY IDA (Marist College)	5.000	07/01/2036	2,726,650
1,255,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2030	1,509,765
2,715,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2035	3,217,411
1,195,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2044	1,393,693
25,775,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2046	30,002,358
650,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.750	07/01/2040	671,229
680,000 Dutchess County, NY Local Devel. Corp. (Nuvance
Health)	4.000	07/01/2044	760,036
1,700,000 Dutchess County, NY Local Devel. Corp. (Nuvance
Health)	4.000	07/01/2049	1,887,833
840,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2034	1,026,749
840,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2036	1,022,389
1,205,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2037	1,461,038
2,535,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2042	3,051,050
1,000,000 Dutchess County, NY Water & Wastewater
Authority	5.392 [2]	06/01/2027	873,880
1,565,000 East Rochester, NY Hsg. Authority (Jefferson Park
Apartments)	6.750	03/01/2030	1,565,407
2,290,000 Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250	06/01/2044	2,292,336
95,000 Erie County, NY IDA (The Episcopal Church
Home)	6.000	02/01/2028	95,312
5,000,000 Erie County, NY Tobacco Asset Securitization
Corp.	5.000	06/01/2038	5,001,100
194,300,000 Erie County, NY Tobacco Asset Securitization
Corp.	7.190 [2]	06/01/2055	12,132,092
1,024,000,000 Erie County, NY Tobacco Asset Securitization
Corp.	7.645 [2]	06/01/2060	38,092,800
910,000 Franklin County, NY Solid Waste Management
Authority	4.000	06/01/2025	1,005,914
950,000 Franklin County, NY Solid Waste Management
Authority	4.000	06/01/2026	1,061,767
985,000 Franklin County, NY Solid Waste Management
Authority	4.000	06/01/2027	1,111,110
300,000 Franklin County, NY Solid Waste Management
Authority	5.000	06/01/2025	347,598

3 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$55,000 Genesee County, NY IDA (United Memorial
Medical Center)	5.000%	12/01/2032	$ 55,091
5,495,000 Glen Cove, NY Local Assistance Corp. (Tiegerman
School)	5.500	07/01/2044	5,792,499
1,800,000 Hempstead, NY Local Devel. Corp. (Adelphi
University)	4.000	02/01/2039	2,038,320
9,530,000 Hempstead, NY Local Devel. Corp. (Evergreen
School)	6.800	12/01/2044	9,770,061
475,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2029	576,355
1,700,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2029	1,933,019
425,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2030	511,946
390,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2031	465,812
700,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2032	832,916
1,500,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2034	1,675,380
730,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2035	861,787
570,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2036	671,779
650,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2038	761,832
1,250,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2039	1,385,500
1,000,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2044	1,102,580
11,000,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2038	13,336,620
15,705,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2039	19,003,835
19,880,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2042	23,906,893
20,000,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2042	24,203,600
26,500,000 Hudson Yards, NY Infrastructure Corp.[3]	5.000	02/15/2042	31,842,003
30,750,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2045	36,848,340
13,125,000 Hudson Yards, NY Infrastructure Corp.	5.750	02/15/2047	13,872,206
4,000,000 Jefferson County, NY Civic Facility Devel. Corp.
(Samaritan Medical Center/Samaritan Medical
Practice Obligated Group)	5.000	11/01/2037	4,680,200
750,000 L.I., NY Power Authority	5.000	09/01/2029	939,465
1,500,000 L.I., NY Power Authority	5.000	09/01/2030	1,868,520
2,815,000 L.I., NY Power Authority	5.000	09/01/2032	3,536,316
8,195,000 L.I., NY Power Authority	5.000	09/01/2033	10,264,647
2,000,000 L.I., NY Power Authority	5.000	09/01/2036	2,480,200
7,000,000 L.I., NY Power Authority	5.000	09/01/2037	8,647,870
3,405,000 L.I., NY Power Authority	5.000	09/01/2037	4,146,030
5,000,000 L.I., NY Power Authority	5.000	09/01/2038	6,162,000
4,000,000 L.I., NY Power Authority	5.000	09/01/2039	4,918,440

4 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$14,000,000 L.I., NY Power Authority	5.000%	09/01/2042	$ 17,038,840
25,000,000 L.I., NY Power Authority	5.000	09/01/2047	30,211,750
12,925,000 L.I., NY Power Authority	5.000	09/01/2047	15,494,490
12,315,000 L.I., NY Power Authority, Series A	5.000	09/01/2039	14,163,481
20,000,000 L.I., NY Power Authority, Series A	5.000	09/01/2042	21,857,400
14,530,000 L.I., NY Power Authority, Series A	5.000	09/01/2044	16,570,738
6,280,000 L.I., NY Power Authority, Series B	5.000	09/01/2035	7,555,845
3,750,000 L.I., NY Power Authority, Series B	5.000	09/01/2036	4,502,437
12,335,000 L.I., NY Power Authority, Series B	5.000	09/01/2041	14,655,337
8,760,000 L.I., NY Power Authority, Series B	5.000	09/01/2046	10,350,290
435,000 Lockport City, NY GO	5.000	10/15/2020	451,373
455,000 Lockport City, NY GO	5.000	10/15/2021	487,692
480,000 Lockport City, NY GO	5.000	10/15/2022	530,414
505,000 Lockport City, NY GO	5.000	10/15/2023	573,049
530,000 Lockport City, NY GO	5.000	10/15/2024	617,598
2,230,000 Monroe County, NY IDA (Parma Senior Hsg.
Assoc.)	6.500	12/01/2042	2,231,048
5,000,000 Monroe County, NY IDA (Rochester General
Hospital)	5.000	12/01/2046	5,796,200
1,000,000 Monroe County, NY IDA (Rochester Schools
Modernization)	5.000	05/01/2030	1,196,670
1,500,000 Monroe County, NY IDA (Rochester Schools
Modernization)	5.000	05/01/2031	1,787,880
180,000 Monroe County, NY IDA (University of Rochester)	5.000	07/01/2028	217,262
2,570,000 Monroe County, NY IDA (Volunteers of America)	5.750	08/01/2028	2,572,441
375,000 Monroe County, NY Industrial Devel. Corp.
(Highland Hospital of Rochester)	5.000	07/01/2034	446,096
890,000 Monroe County, NY Industrial Devel. Corp.
(Monroe Community College)	5.000	01/15/2038	995,830
850,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.000	10/01/2026	914,081
500,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.250	10/01/2031	540,155
1,840,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.500	10/01/2041	1,996,823
50,000 Monroe County, NY Industrial Devel. Corp.
(Rochester General Hospital)	5.000	12/01/2037	54,458
2,010,000 Monroe County, NY Industrial Devel. Corp.
(Rochester General Hospital)	5.000	12/01/2042	2,179,584
500,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.000	06/01/2029	572,050
1,515,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.000	06/01/2044	1,702,572
960,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.500	06/01/2034	1,120,234
850,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.625	06/01/2026	907,120
1,495,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	6.000	06/01/2034	1,609,054

5 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$5,000,000 Monroe County, NY Industrial Devel. Corp. (Unity
Hospital Rochester)	5.500%	08/15/2040	$ 5,270,600
15,100,000 Monroe County, NY Industrial Devel. Corp. (Unity
Hospital Rochester)	5.750	08/15/2035	16,031,972
1,500,000 Monroe County, NY Industrial Devel. Corp.
(University of Rochester)	5.000	07/01/2032	1,790,865
1,000,000 Monroe County, NY Industrial Devel. Corp.
(University of Rochester)	5.000	07/01/2033	1,190,740
650,000,000 Monroe County, NY Tobacco Asset Securitization
Corp. (TASC)	7.699 [2]	06/01/2061	21,749,000
802,824 Municipal Assistance Corp. for Troy, NY	5.732 [2]	07/15/2021	780,401
1,218,573 Municipal Assistance Corp. for Troy, NY	5.740 [2]	01/15/2022	1,174,753
4,025,000 Nassau County, NY GO	5.000	04/01/2030	4,622,954
6,475,000 Nassau County, NY GO	5.000	04/01/2031	7,421,580
7,045,000 Nassau County, NY GO	5.000	04/01/2032	8,005,656
6,625,000 Nassau County, NY GO	5.000	04/01/2037	7,795,240
1,000,000 Nassau County, NY GO	5.000	01/01/2038	1,168,070
6,965,000 Nassau County, NY GO	5.000	04/01/2038	8,176,005
3,335,000 Nassau County, NY GO	5.000	04/01/2040	4,074,636
6,050,000 Nassau County, NY GO	5.000	07/01/2040	7,423,410
16,665,000 Nassau County, NY GO	5.000	04/01/2043	20,246,975
8,510,000 Nassau County, NY GO	5.000	07/01/2045	10,359,648
12,765,000 Nassau County, NY GO	5.000	07/01/2049	15,455,862
50,000 Nassau County, NY IDA (ACDS)	5.950	11/01/2022	50,010
2,101,661 Nassau County, NY IDA (Amsterdam at
Harborside)[4]	2.000	01/01/2049	341,520
110,000 Nassau County, NY IDA (Epilepsy Foundation
of L.I.)	5.950	11/01/2022	110,022
135,000 Nassau County, NY IDA (Life's WORCA)	5.950	11/01/2022	135,027
145,000 Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022	145,038
75,000 Nassau County, NY IDA, Series A-A	6.000	06/01/2021	75,048
160,000 Nassau County, NY IDA, Series A-D	6.000	06/01/2021	160,102
300,000 Nassau County, NY Local Economic Assistance
Corp. (CHSLI/SCSMC/CHS/SANCSAR/SAR/SJRH/
SJR/VMNRC/CHFTEH/VMHCS/CHHSB Obligated
Group)	5.000	07/01/2033	335,775
1,585,000 Nassau County, NY Local Economic Assistance
Corp. (Hispanic Counseling Center)	5.200	12/01/2037	1,666,184
1,000,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	5.250 [5]	06/01/2026	999,950
1,055,215,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	5.644 [2]	06/01/2060	35,887,862
105,975,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	6.219 [2]	06/01/2046	13,462,004
40,000,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	6.349 [2]	06/01/2060	1,186,800
17,100,000 New Rochelle, NY Corp. Local Devel. (70
Nardozzi/City Dept. of Public Works)	5.125	08/01/2050	18,087,867

6 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$500,000 Niagara, NY Area Devel. Corp. (Niagara
University)	5.000%	05/01/2035	$ 535,935
850,000 Niagara, NY Area Devel. Corp. (Niagara
University)	5.000	05/01/2042	905,820
280,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2021	294,028
780,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2035	953,581
750,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2037	911,213
720,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2039	869,170
1,010,000 North Tonawanda, NY HDC (Bishop Gibbons
Associates)	7.375	12/15/2021	1,081,447
5,105,000 NY Counties Tobacco Trust I	6.500	06/01/2035	5,108,625
19,230,000 NY Counties Tobacco Trust I	6.625	06/01/2042	19,242,307
2,745,000 NY Counties Tobacco Trust II (TASC)	5.625	06/01/2035	2,755,925
9,025,000 NY Counties Tobacco Trust II (TASC)	5.750	06/01/2043	9,166,151
15,000 NY Counties Tobacco Trust III (TASC)	6.000	06/01/2043	15,028
66,335,000 NY Counties Tobacco Trust IV	4.900 [2]	06/01/2050	10,110,117
154,690,000 NY Counties Tobacco Trust IV	5.391 [2]	06/01/2055	8,480,106
608,700,000 NY Counties Tobacco Trust IV	5.822 [2]	06/01/2060	18,778,395
1,790,900,000 NY Counties Tobacco Trust V	6.732 [2]	06/01/2060	71,206,184
248,195,000 NY Counties Tobacco Trust V	6.845 [2]	06/01/2055	19,309,571
4,000,000 NY Counties Tobacco Trust VI	5.750	06/01/2043	4,828,800
3,105,000 NY Counties Tobacco Trust VI	6.000	06/01/2043	3,457,852
1,195,000 NY Counties Tobacco Trust VI	6.250	06/01/2025	1,212,005
3,005,000 NY Counties Tobacco Trust VI	6.450	06/01/2040	3,500,224
1,000,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2036	1,109,300
870,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2041	952,328
3,750,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2045	4,026,225
13,875,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2051	14,505,341
3,000,000 NY GO	5.000	10/01/2037	3,670,620
15,000,000 NY GO	5.000	04/01/2045	18,194,100
25,000,000 NY MTA[3]	5.000	11/15/2036	30,269,887
3,955,000 NY MTA	5.000	11/15/2036	4,794,211
23,860,000 NY MTA[3]	5.250	11/15/2056	28,183,861
18,000,000 NY MTA (Green Bond)	5.000	11/15/2031	22,561,380
24,700,000 NY MTA (Green Bond)	5.000	11/15/2034	30,638,374
7,900,000 NY MTA (Green Bond)	5.000	11/15/2044	9,624,649
15,000,000 NY MTA (Green Bond)	5.000	11/15/2052	18,106,050
10,345,000 NY MTA (Green Bond)	5.000	11/15/2056	12,171,099
21,000,000 NY MTA (Green Bond)[3]	5.250	11/15/2057	25,556,790
3,570,000 NY MTA (Green Bond)	5.250	11/15/2057	4,349,509
6,090,000 NY MTA (Green Bond)	5.250	11/15/2057	7,316,465
63,245,000 NY MTA Hudson Rail Yards	5.000	11/15/2056	70,477,698
5,000,000 NY MTA, Series B	5.000	11/15/2037	5,976,200
5,135,000 NY MTA, Series B	5.250	11/15/2039	5,896,880
9,000,000 NY MTA, Series B	5.250	11/15/2055	10,454,850

7 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$4,000,000 NY MTA, Series C	5.000%	11/15/2038	$ 4,439,000
16,170,000 NY MTA, Series C	5.000	11/15/2056	18,816,706
6,540,000 NY MTA, Series C-1	5.250	11/15/2030	7,890,183
20,830,000 NY MTA, Series C-1	5.250	11/15/2056	24,892,475
100,000 NY MTA, Series D	4.000	11/15/2032	106,163
27,675,000 NY MTA, Series D	5.000	11/15/2030	30,477,647
13,665,000 NY MTA, Series D	5.000	11/15/2031	17,016,751
2,150,000 NY MTA, Series D	5.000	11/15/2032	2,361,646
2,295,000 NY MTA, Series D	5.000	11/15/2033	2,836,872
5,695,000 NY MTA, Series D	5.000	11/15/2035	6,989,417
3,500,000 NY MTA, Series D-1	5.000	11/01/2028	3,854,375
10,000,000 NY MTA, Series D-1	5.000	11/15/2033	11,780,600
11,670,000 NY MTA, Series F	5.000	11/15/2030	12,851,821
1,350,000 NY MTA, Series H	5.000	11/15/2025	1,493,572
940,000 NY MTA, Series H	5.000	11/15/2033	1,031,631
400,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2028	445,328
1,500,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2029	1,685,490
2,790,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2034	3,437,420
5,270,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2035	6,680,937
4,455,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2037	5,437,506
1,515,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2038	1,845,391
9,100,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2038	11,084,528
10,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2041	11,911,800
25,870,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2042	31,609,518
3,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2044	3,682,950
20,000,000 NY Triborough Bridge & Tunnel Authority[3]	5.000	11/15/2044	24,502,900
4,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2046	4,745,240
10,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2046	12,246,700
17,095,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2047	20,558,789
4,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2049	4,971,000
5,300,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2041	5,924,340
10,000,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2045	9,985,000
14,195,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2048	14,123,741
46,475,000 NYC GO	1.620 [1]	03/01/2039	46,475,000
10,000,000 NYC GO	4.000	08/01/2042	11,406,100
2,500,000 NYC GO	5.000	10/01/2029	2,767,600
350,000 NYC GO	5.000	10/01/2030	387,426
3,300,000 NYC GO	5.000	10/01/2033	3,642,573
1,915,000 NYC GO	5.000	10/01/2034	2,111,881
10,000,000 NYC GO3	5.000	10/01/2034	10,709,875
10,000,000 NYC GO	5.000	06/01/2035	11,759,300
4,000,000 NYC GO	5.000	08/01/2038	4,770,480
5,200,000 NYC GO	5.000	12/01/2038	6,243,224
18,815,000 NYC GO	5.000	12/01/2041	22,464,546
25,000,000 NYC GO	5.000	03/01/2044	30,309,750
230,000 NYC GO	5.250	06/01/2027	230,738
5,000 NYC GO	5.320 [5]	01/15/2028	5,016
380,000 NYC GO	5.375	06/01/2032	381,262

8 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$10,000 NYC GO	5.500%	11/15/2037	$ 10,034
5,000 NYC GO	7.750	08/15/2028	5,120
5,030,000 NYC HDC (Multifamily Hsg.)	4.300	11/01/2047	5,277,074
730,000 NYC IDA (Allied Metal)	7.125	12/01/2027	730,715
730,000 NYC IDA (Amboy Properties)	6.750	06/01/2020	730,285
22,255,000 NYC IDA (Brooklyn Navy Yard Cogeneration
Partners)	6.200	10/01/2022	24,628,718
200,000 NYC IDA (Community Resource Center for the
Developmentally Disabled)	5.250	07/01/2022	200,102
1,130,000 NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,130,396
2,900,000 NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	2,900,377
1,025,000 NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,025,523
2,585,000 NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	2,586,499
5,250,000 NYC IDA (Cool Wind Ventilation)	6.075	11/01/2027	5,354,055
130,000 NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP
Obligated Group)	4.750	07/01/2020	130,009
1,095,000 NYC IDA (Gourmet Boutique)	10.000	05/01/2021	1,065,358
6,900,000 NYC IDA (Guttmacher Institute)	5.750	12/01/2036	6,924,426
200,000 NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	200,148
9,385,000 NYC IDA (MediSys Health Network)	6.250	03/15/2024	9,385,845
230,000 NYC IDA (Special Needs Facilities Pooled
Program)	6.650	07/01/2023	230,472
7,800,000 NYC IDA (The Child School)	7.550	06/01/2033	7,842,666
5,000,000 NYC IDA (United Jewish Appeal-Federation of
Jewish Philanthropies of New York)	5.000	07/01/2034	5,406,000
195,000 NYC IDA (World Casing Corp.)	6.700	11/01/2019	195,125
6,800,000 NYC IDA (Yankee Stadium)[6]	2.651	03/01/2022	6,883,028
170,000 NYC IDA (Yankee Stadium)	5.000	03/01/2031	171,420
270,000 NYC IDA (Yankee Stadium)	5.000	03/01/2036	270,748
18,110,000 NYC IDA (Yankee Stadium)	5.000	03/01/2046	18,684,993
16,500,000 NYC IDA (Yankee Stadium)	7.000	03/01/2049	16,586,790
23,605,000 NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	23,625,536
4,800,000 NYC Municipal Water Finance Authority	4.000	06/15/2049	5,457,696
20,515,000 NYC Municipal Water Finance Authority	5.000	06/15/2037	25,050,867
10,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2038	12,173,200
10,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2039	11,751,400
22,660,000 NYC Municipal Water Finance Authority	5.000	06/15/2040	27,723,377
38,115,000 NYC Municipal Water Finance Authority	5.000	06/15/2046	45,741,430
6,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2047	7,174,560
20,000,000 NYC Municipal Water Finance Authority[3]	5.000	06/15/2048	24,137,000
1,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2048	1,197,630
5,485,000 NYC Municipal Water Finance Authority	5.250	06/15/2047	6,691,152
7,300,000 NYC Municipal Water Finance Authority[3]	5.375	06/15/2043	7,644,811
14,270,000 NYC Municipal Water Finance Authority[3]	5.375	06/15/2043	14,944,035
31,750,000 NYC Municipal Water Finance Authority[3]	5.500	06/15/2043	33,394,687
650,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2029	787,995
5,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	6,136,850
5,405,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	6,380,386
25,000,000 NYC Transitional Finance Authority (Building Aid)[3]	5.000	07/15/2037	27,236,875

9 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$5,410,000 NYC Transitional Finance Authority (Building Aid)	5.000%	07/15/2040	$ 5,728,324
7,500,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	9,190,650
7,165,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	8,420,236
44,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	53,918,480
15,000,000 NYC Transitional Finance Authority (Building Aid)[3]	5.250	07/15/2037	16,005,188
11,165,000 NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2045	13,862,464
20,000,000 NYC Transitional Finance Authority (Future Tax)	1.770 [1]	11/01/2029	20,000,000
20,335,000 NYC Transitional Finance Authority (Future Tax)[3]	5.000	02/01/2030	22,640,844
5,180,000 NYC Transitional Finance Authority (Future Tax)	5.000	11/01/2033	6,348,919
15,000,000 NYC Transitional Finance Authority (Future Tax)[3]	5.000	05/01/2034	16,203,225
10,000,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2039	12,015,500
7,310,000 NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2039	8,825,582
2,388,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2040	2,821,685
34,035,000 NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2040	40,427,794
5,695,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2041	6,602,100
35,000,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2043	41,710,550
2,105,000 NYC Transitional Finance Authority (Future Tax)	5.250	02/01/2030	2,213,639
6,370,000 NYC Trust for Cultural Resources (The Juilliard
School)	4.000	01/01/2039	7,333,463
1,645,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2033	2,114,664
1,745,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2034	2,237,718
2,250,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2037	2,859,368
1,830,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2038	2,317,238
6,935,000 NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2040	8,201,400
4,220,000 NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2041	5,040,284
4,500,000 NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2045	5,269,680
3,420,000 NYS DA (ALIA-PSCH)	4.800	12/01/2023	3,496,300
10,325,000 NYS DA (ALIA-PSCH)	5.350	12/01/2035	10,812,030
4,800,000 NYS DA (ALIA-PSCH)	6.175	12/01/2031	4,886,208
850,000 NYS DA (Brooklyn Law School)	5.000	07/01/2027	937,746
850,000 NYS DA (Brooklyn Law School)	5.000	07/01/2028	937,746
430,000 NYS DA (Brooklyn Law School)	5.000	07/01/2029	474,389
430,000 NYS DA (Brooklyn Law School)	5.000	07/01/2030	474,389
260,000 NYS DA (Catholic Health System)	5.000	07/01/2032	282,131
500,000 NYS DA (Catholic Health System)	5.000	07/01/2032	542,560
25,000 NYS DA (City University)	5.250	07/01/2030	30,872
115,000 NYS DA (Columbia University)	5.000	10/01/2045	177,217
300,000 NYS DA (Culinary Institute of America)	5.000	07/01/2034	325,443
650,000 NYS DA (Fordham University)	5.000	07/01/2030	810,310
200,000 NYS DA (Fordham University)	5.000	07/01/2030	231,836
800,000 NYS DA (Fordham University)	5.000	07/01/2031	992,088
750,000 NYS DA (Fordham University)	5.000	07/01/2032	925,935
1,200,000 NYS DA (Fordham University)	5.000	07/01/2041	1,416,096
150,000 NYS DA (Icahn School of Medicine at Mount
Sinai)	5.000	07/01/2034	175,023

10 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$2,800,000 NYS DA (Icahn School of Medicine at Mount
Sinai)	5.000%	07/01/2040	$ 3,220,980
5,200,000 NYS DA (Interagency Council)	7.000	07/01/2035	5,421,572
3,000,000 NYS DA (Iona College)	5.000	07/01/2032	3,234,420
16,140,000 NYS DA (Jawonio/United Cerebral Palsy Assoc. of
NYC Obligated Group)	5.500	12/01/2047	16,649,217
5,570,000 NYS DA (Montefiore Medical Center)	4.000	08/01/2036	6,220,075
2,050,000 NYS DA (Montefiore Medical Center)	4.000	08/01/2037	2,282,470
30,000 NYS DA (Municipal Health Facilities)	4.500	05/15/2036	30,074
1,000,000 NYS DA (New School University)	5.750	07/01/2050	1,033,420
2,100,000 NYS DA (New School)	5.000	07/01/2040	2,439,129
1,515,000 NYS DA (NHlth/LIJMC/ NSUH/FrankHosp/SIUH/
NSUHSFCEC&R/HHA/Shosp/LHH/GCH/FHH/
PlainH/NHlthcare Obligated Group)	5.000	05/01/2033	1,791,927
2,475,000 NYS DA (NYU Hospitals Center)	5.000	07/01/2036	2,844,146
5,000,000 NYS DA (NYU)	4.000	07/01/2036	5,708,700
10,115,000 NYS DA (NYU)	4.000	07/01/2037	11,640,949
2,500,000 NYS DA (NYU)	5.000	07/01/2035	3,043,500
1,680,000 NYS DA (NYU)	5.000	07/01/2038	2,113,406
4,260,000 NYS DA (NYU)	5.000	07/01/2042	5,393,160
5,890,000 NYS DA (NYU)	5.000	07/01/2045	6,883,525
25,540,000 NYS DA (NYU)	5.000	07/01/2049	31,978,889
3,200,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2029	3,842,432
1,900,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2030	2,272,172
1,200,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2032	1,426,008
1,700,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2033	2,013,531
1,300,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2035	1,529,892
800,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2036	939,168
800,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2037	936,192
1,000,000 NYS DA (Pratt Institute)	5.000	07/01/2034	1,142,010
500,000 NYS DA (Pratt Institute)	5.000	07/01/2046	582,345
4,940,000 NYS DA (Rochester Institute of Technology),
Series A7	4.000	07/01/2044	5,574,889
4,700,000 NYS DA (Rochester Institute of Technology),
Series A7	5.000	07/01/2049	5,803,983
34,995,000 NYS DA (Sales Tax)	5.000	03/15/2035	42,236,865
20,000,000 NYS DA (Sales Tax)	5.000	03/15/2038	24,212,200
2,970,000 NYS DA (Sales Tax)	5.000	03/15/2041	3,569,970
33,330,000 NYS DA (Sales Tax)	5.000	03/15/2044	40,523,281
10,835,000 NYS DA (Sales Tax)	5.000	03/15/2048	13,236,253
9,535,000 NYS DA (School District Bond Financing
Program), Series A	5.000	08/01/2034	11,672,366
6,695,000 NYS DA (School District Bond Financing
Program), Series A	5.000	08/01/2035	8,172,520
270,000 NYS DA (St. John's University)	5.000	07/01/2028	297,872
5,600,000 NYS DA (St. John's University)	5.000	07/01/2030	6,149,024
20,000 NYS DA (St. John's University)	5.000	07/01/2030	22,065
400,000 NYS DA (St. John's University)	5.000	07/01/2034	469,344
39,300,000 NYS DA (St. Mary's Hospital for Children)	7.875	11/15/2041	40,574,499

11 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$14,800,000 NYS DA (State Personal Income Tax Authority)	4.000%	03/15/2048	$ 16,668,352
15,915,000 NYS DA (State Personal Income Tax Authority)[3]	5.000	03/15/2034	16,717,169
10,000,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2036	12,254,500
5,000,000 NYS DA (State Personal Income Tax Authority)	5.000	03/15/2036	5,901,100
2,145,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2037	2,591,525
9,000,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2038	10,843,110
27,995,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2040	33,362,481
11,025,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2041	13,333,304
11,710,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2042	13,492,028
20,000,000 NYS DA (State Personal Income Tax Authority)	5.000	03/15/2047	24,664,800
1,585,000 NYS DA (State University of New York)	5.000	07/01/2035	1,625,307
3,000,000 NYS DA (State University of New York)	5.000	07/01/2040	3,080,850
4,000,000 NYS DA (State University of New York)	5.000	07/01/2045	4,636,920
22,500,000 NYS DA (State University of New York)	5.000	07/01/2048	26,230,275
2,875,000 NYS DA (TCUS/TColl/TU/TUN/NYMC Obligated
Group)	5.000	01/01/2033	3,363,894
4,045,000 NYS DA (TCUS/TColl/TU/TUN/NYMC Obligated
Group)	5.000	01/01/2038	4,669,265
5,050,000 NYS DA (The New School)	4.000	07/01/2043	5,522,074
1,545,000 NYS DA (The New School)	5.000	07/01/2030	1,889,829
4,395,000 NYS DA (The New School)	5.000	07/01/2031	4,665,380
3,490,000 NYS DA (The New School)	5.000	07/01/2035	4,195,853
2,490,000 NYS DA (The New School)	5.000	07/01/2036	2,987,004
6,535,000 NYS DA (The New School)	5.000	07/01/2037	7,811,155
2,905,000 NYS DA (The New School)	5.000	07/01/2041	3,442,599
6,330,000 NYS DA (The New School)	5.000	07/01/2046	7,457,246
4,375,000 NYS DA (Touro College and University System)	5.500	01/01/2039	4,879,088
5,135,000 NYS DA (Touro College and University System)	5.500	01/01/2044	5,692,507
20,000 NYS DA (UCPHCA/Jawonio/FRC/CPW/UCPANYS/
UCP Obligated Group)	5.000	07/01/2034	20,064
25,010,000 NYS DA (United Cerebral Palsy Assoc. of NYS)	5.375	09/01/2050	26,119,944
7,540,000 NYS DA (United Cerebral Palsy Assoc. of Putnam
& Southern Dutchess Counties)	5.375	10/01/2042	8,012,381
135,000 NYS DA (University of Rochester)	5.750 [5]	07/01/2039	135,478
2,785,000 NYS DA (Yeshiva University)	5.000	09/01/2034	2,791,071
5,220,000 NYS DA (Yeshiva University)	5.000	09/01/2038	5,230,597
1,315,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.000	06/15/2029	1,315,842
1,000,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.000	06/15/2032	1,217,610
5,470,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.000	06/15/2043	6,747,026
20,000,000 NYS EFC (Clean Water & Drinking Revolving
Funds)[3]	5.000	06/15/2047	24,045,000
2,900,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.250	06/15/2026	2,901,972
5,000,000 NYS EFC (Green Bond)	5.000	08/15/2047	6,041,200
19,030,000 NYS EFC (NYC Municipal Water Finance
Authority)	5.000	06/15/2046	22,942,568

12 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$3,080,000 NYS HFA (Affordable Hsg.)	4.000%	05/01/2047	$ 3,219,031
2,295,000 NYS HFA (Affordable Hsg.)	4.150	05/01/2048	2,451,427
2,000,000 NYS HFA (Affordable Hsg.)	5.000	11/01/2042	2,026,720
830,000 NYS HFA (Friendship)	5.100	08/15/2041	831,469
895,000 NYS HFA (Golden Age Apartments)	5.000	02/15/2037	896,602
145,000 NYS HFA (Highland Avenue Senior Apartments)	5.000	02/15/2039	145,474
120,000 NYS HFA (Horizons at Wawayanda)	5.150	11/01/2040	120,236
2,080,000 NYS HFA (Multifamily Hsg.)	5.375	02/15/2035	2,084,888
1,710,000 NYS HFA (Multifamily Hsg.)	5.650	02/15/2034	1,714,087
310,000 NYS HFA (Tiffany Gardens)	5.125	08/15/2037	311,225
7,340,000 NYS HFA, Series C	4.000	11/01/2046	7,604,534
1,000,000 NYS Liberty Devel. Corp. (4 World Trade Center)	5.000	11/15/2031	1,078,810
15,000,000 NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	16,388,100
4,000,000 NYS Liberty Devel. Corp. (7 World Trade Center)	5.000	09/15/2043	4,318,600
62,345,000 NYS Liberty Devel. Corp. (Bank of America Tower
at One Bryant Park)[3]	5.625	01/15/2046	63,144,199
52,615,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.250	10/01/2035	72,281,435
10,375,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.500	10/01/2037	14,890,822
15,000,000 NYS Liberty Devel. Corp. (One Bryant Park)[3]	5.125	01/15/2044	15,155,850
50,000 NYS Power Authority	4.500	11/15/2047	50,115
16,700,000 NYS Power Authority	5.000	11/15/2047	16,749,599
7,340,000 NYS Thruway Authority	5.000	01/01/2030	8,635,510
7,650,000 NYS Thruway Authority	5.000	01/01/2032	8,278,907
1,055,000 NYS Thruway Authority	5.000	01/01/2033	1,323,033
1,860,000 NYS Thruway Authority	5.000	01/01/2034	2,327,381
2,115,000 NYS Thruway Authority	5.000	01/01/2035	2,638,843
37,465,000 NYS Thruway Authority	5.000	01/01/2046	43,657,965
38,695,000 NYS Thruway Authority	5.250	01/01/2056	45,303,719
8,000,000 NYS Transportation Devel. Corp. (Delta Air Lines/
LaGuardia Airport Terminals)	5.000	01/01/2030	9,707,600
5,000,000 NYS Transportation Devel. Corp. (Delta Air Lines/
LaGuardia Airport Terminals)	5.000	01/01/2032	6,018,450
5,565,000 NYS Transportation Devel. Corp. (Delta Air Lines/
LaGuardia Airport Terminals)	5.000	01/01/2034	6,665,201
11,600,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel.)	4.000	07/01/2035	12,460,604
3,500,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel.)	4.000	07/01/2036	3,752,280
5,375,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel.)	4.000	07/01/2037	5,750,390
36,250,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel.)	5.000	07/01/2041	40,314,350
30,345,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel.)	5.000	07/01/2046	33,610,729
79,650,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel.)	5.250	01/01/2050	88,906,923
4,000,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2035	4,785,120

13 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$5,000,000 NYS UDC (State Personal Income Tax Authority)	5.000%	03/15/2036	$ 6,133,100
19,200,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2037	23,483,136
18,040,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2041	21,850,409
20,000,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2043	24,581,800
1,110,000 Onondaga County, NY IDA (Free Library)	5.125	03/01/2030	1,126,617
1,115,000 Onondaga County, NY IDA (Free Library)	5.125	03/01/2037	1,132,784
1,300,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp.)	5.000	05/01/2033	1,562,275
840,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp.)	5.000	05/01/2034	1,007,084
1,150,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp.)	5.000	05/01/2037	1,368,040
650,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp.)	5.000	05/01/2040	767,715
1,000,000 Onondaga, NY Civic Devel. Corp. (Le Moyne
College)	5.000	07/01/2032	1,076,190
2,000,000 Onondaga, NY Civic Devel. Corp. (Le Moyne
College)	5.375	07/01/2040	2,051,720
3,465,000 Onondaga, NY Civic Devel. Corp. (Upstate
Properties)	5.250	12/01/2041	3,752,768
4,150,000 Orange County, NY Funding Corp. (Hamlet at
Wallkill)	6.500	01/01/2046	4,305,584
1,320,000 Orange County, NY Funding Corp. (Mount St.
Mary College)	5.000	07/01/2037	1,407,674
1,435,000 Orange County, NY Funding Corp. (Mount St.
Mary College)	5.000	07/01/2042	1,523,540
1,085,000 Orange County, NY IDA (St. Luke's Cornwall
Hospital Obligated Group)	5.375	12/01/2021	1,088,201
6,330,000 Orange County, NY IDA (St. Luke's Cornwall
Hospital Obligated Group)	5.375	12/01/2026	6,352,092
2,235,000 Orange County, NY IDA (St. Luke's Cornwall
Hospital Obligated Group)	5.375	12/01/2026	2,240,878
3,205,000 Otsego County, NY Capital Resource Corp.
(Hartwick College)	5.000	10/01/2030	3,455,855
2,000,000 Otsego County, NY Capital Resource Corp.
(Hartwick College)	5.000	10/01/2035	2,132,040
8,065,000 Otsego County, NY Capital Resource Corp.
(Hartwick College)	5.000	10/01/2045	8,469,298
10,805,000 Oyster Bay, NY GO	3.250	02/01/2031	11,349,680
5,000,000 Oyster Bay, NY GO	3.250	02/01/2032	5,227,050
9,585,000 Oyster Bay, NY GO	4.000	02/01/2033	10,653,536
21,860,000 Port Authority NY/NJ (JFK International Air
Terminal)	5.750	12/01/2022	22,912,340
32,175,000 Port Authority NY/NJ (JFK International Air
Terminal)	5.750	12/01/2025	33,495,784
1,000,000 Port Authority NY/NJ (JFK International Air
Terminal)	6.000	12/01/2036	1,055,390
345,000 Port Authority NY/NJ (JFK International Air
Terminal)	6.500	12/01/2028	361,374

14 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$10,300,000 Port Authority NY/NJ (KIAC)	6.750%	10/01/2019	$ 10,300,000
21,515,000 Port Authority NY/NJ, 166th Series[3]	5.000	01/15/2041	22,456,708
15,000,000 Port Authority NY/NJ, 166th Series[3]	5.250	07/15/2036	15,763,200
2,720,000 Port Authority NY/NJ, 169th Series	5.000	10/15/2036	2,897,453
400,000 Port Authority NY/NJ, 172nd Series	5.000	10/01/2034	432,544
8,340,000 Port Authority NY/NJ, 186th Series	5.000	10/15/2033	9,654,301
9,170,000 Port Authority NY/NJ, 186th Series	5.000	10/15/2034	10,594,835
7,000,000 Port Authority NY/NJ, 197th Series	5.000	11/15/2035	8,375,220
5,550,000 Port Authority NY/NJ, 197th Series	5.000	11/15/2036	6,625,368
10,000,000 Port Authority NY/NJ, 197th Series	5.000	11/15/2041	11,813,100
28,000,000 Port Authority NY/NJ, 198th Series[3]	5.250	11/15/2056	33,746,253
3,000,000 Port Authority NY/NJ, 200th Series	5.000	10/15/2047	3,599,760
10,000,000 Port Authority NY/NJ, 207th Series	4.000	03/15/2035	11,449,600
1,700,000 Port Authority NY/NJ, 211th Series	4.000	09/01/2038	1,957,703
12,475,000 Port Authority NY/NJ, 211th Series	5.000	09/01/2048	15,310,817
20,250,000 Port Authority NY/NJ, 331st Series Floaters[3]	5.000	07/15/2039	20,815,303
2,755,000 Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
Corp.)	6.000	08/01/2032	2,764,422
2,525,000 Ramapo, NY Local Devel. Corp.	5.000	03/15/2033	2,673,874
1,500,000 Rensselaer County, NY IDA (Franciscan Heights)	5.375	12/01/2036	1,504,215
1,300,000 Riverhead, NY IDA (Riverhead Charter School)	7.000	08/01/2048	1,471,236
50,000 Rochester, NY GO	4.000	10/01/2021	50,118
3,515,000 Saratoga County, NY Capital Resource Corp.
(Skidmore College)	5.000	07/01/2048	4,248,334
10,720,000 Schenectady County, NY Capital Resource Corp.
(Union College)	5.000	01/01/2047	12,677,579
1,510,000 St. Lawrence County, NY IDA (Clarkson
University)	5.000	09/01/2041	1,603,741
4,775,000 St. Lawrence County, NY IDA (Clarkson
University)	5.375	09/01/2041	5,059,399
520,000 St. Lawrence County, NY IDA (Clarkson
University)	6.000	09/01/2034	559,473
4,120,000 St. Lawrence County, NY IDA (Curran Renewable
Energy)	7.250	12/01/2029	3,736,552
1,280,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2030	1,417,920
1,355,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2031	1,500,134
540,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2036	643,091
205,000 Suffern, NY GO	5.000	03/15/2020	207,981
560,000 Suffolk County, NY Economic Devel. Corp. (Family
Residences Essential Enterprises)	6.750	06/01/2027	576,593
4,200,000 Suffolk County, NY Economic Devel. Corp., Series
A	7.375	12/01/2040	4,379,130
6,405,000 Suffolk County, NY EDC (CHSLI/SCSMC/CHS/
SANCSAR/SAR/SJRH/SJR/VMNRC/CHFTEH/
VMHCS/CHHSB Obligated Group)	5.000	07/01/2028	6,807,810
15,000 Suffolk County, NY IDA (ACLD)	6.000	12/01/2019	15,010

15 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$575,000 Suffolk County, NY IDA (ALIA-ACLD)	5.950%	10/01/2021	$ 575,805
840,000 Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	840,932
785,000 Suffolk County, NY IDA (ALIA-DDI)	5.950	10/01/2021	786,099
220,000 Suffolk County, NY IDA (ALIA-FREE)	5.950	10/01/2021	220,308
160,000 Suffolk County, NY IDA (ALIA-IGHL)	5.950	10/01/2021	160,224
180,000 Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	180,056
280,000 Suffolk County, NY IDA (ALIA-IGHL)	6.000	10/01/2031	280,162
100,000 Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	100,107
435,000 Suffolk County, NY IDA (ALIA-UCPAGS)[7]	5.950	10/01/2021	435,609
90,000 Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	90,105
30,000 Suffolk County, NY IDA (Independent Group
Home Living)	6.000	12/01/2019	30,020
55,000 Suffolk County, NY IDA (Independent Group
Home Living)	6.000	10/01/2020	55,017
13,585,000 Suffolk County, NY IDA (Nissequogue
Cogeneration Partners)	5.500	01/01/2023	13,725,469
120,000 Suffolk County, NY IDA (United Cerebral Palsy
Assoc.)	6.000	12/01/2019	120,079
60,000 Suffolk County, NY IDA (WORCA)[7]	6.000	10/01/2020	60,094
69,295,000 Suffolk, NY Tobacco Asset Securitization Corp.	6.625 [5]	06/01/2044	73,134,636
227,265,000 Suffolk, NY Tobacco Asset Securitization Corp.	7.996 [2]	06/01/2048	23,987,821
13,865,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	13,969,958
40,865,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	41,174,348
5,830,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	5,874,133
5,760,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	5,803,603
3,780,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	3,808,615
1,500,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2028	1,670,055
3,475,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2029	3,871,810
2,000,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2030	2,223,960
2,000,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2031	2,213,440
6,250,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2032	6,916,938
14,400,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2033	15,873,552
10,050,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2034	11,048,568
16,100,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2035	17,651,718
3,800,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2036	4,130,486
1,875,000 Tompkins County, NY Devel. Corp. (Tompkins
Cortland Community College Foundation)	5.000	07/01/2032	1,312,500
17,465,000 Troy, NY Capital Resource Corp. (Rensselaer
Polytechnic Institute)	5.000	09/01/2030	18,018,815
1,440,000 Troy, NY Capital Resource Corp. (Rensselaer
Polytechnic Institute)	5.125	09/01/2040	1,487,246
4,437,000 Westchester County, NY Healthcare Corp., Series
A	5.000	11/01/2044	4,909,407
1,700,000 Westchester County, NY Healthcare Corp., Series
B	5.125	11/01/2041	1,790,236
930,000 Westchester County, NY IDA (Clearview School)	7.250	01/01/2035	930,316
2,165,000 Westchester County, NY Local Devel. Corp. (Sarah
Lawrence College)	4.000	06/01/2030	2,371,974

16 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$2,190,000 Westchester County, NY Local Devel. Corp. (Sarah
Lawrence College)	4.000%	06/01/2031	$ 2,392,378
1,500,000 Westchester County, NY Local Devel. Corp.
(Wartburg Senior Hsg.)	5.000	06/01/2030	1,569,075
18,410,000 Westchester County, NY Local Devel. Corp.
(Westchester County Healthcare Corp.)	5.000	11/01/2046	20,756,355
14,450,000 Westchester County, NY Tobacco Asset
Securitization Corp.	5.000	06/01/2045	14,798,534
1,040,000 Yonkers, NY Parking Authority	6.000	06/15/2024	1,042,777
		4,745,339,807

U.S. Possessions—18.6%
24,895,000 Employees Retirement System of the Government
of the Commonwealth of Puerto Rico[4]	6.150	07/01/2038	10,774,556
7,500,000 Employees Retirement System of the Government
of the Commonwealth of Puerto Rico[4]	6.300	07/01/2037	3,246,000
1,735,000 Guam Government Waterworks Authority &
Wastewater System	5.250	07/01/2025	1,941,430
345,000 Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	352,938
1,230,000 Guam Power Authority, Series A	5.000	10/01/2023	1,354,845
1,560,000 Guam Power Authority, Series A	5.000	10/01/2024	1,718,808
935,000 Northern Mariana Islands Commonwealth, Series
A	5.000	10/01/2022	935,701
16,585,000 Northern Mariana Islands Commonwealth, Series
A	5.000	06/01/2030	16,584,337
5,485,000 Northern Mariana Islands Ports Authority, Series
A	6.250	03/15/2028	5,302,679
49,000,000 Puerto Rico Aqueduct & Sewer Authority, AGC	5.125	07/01/2047	50,495,480
1,580,000 Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,660,975
5,885,000 Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2042	6,171,894
25,135,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	25,480,606
3,250,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	3,457,187
19,435,000 Puerto Rico Aqueduct & Sewer Authority	6.125 [5]	07/01/2024	20,989,800
2,769,880,000 Puerto Rico Children's Trust Fund (TASC)	7.622 [2]	05/15/2057	136,305,795
2,709,200,000 Puerto Rico Children's Trust Fund (TASC)	8.372 [2]	05/15/2057	85,529,444
2,000,000 Puerto Rico Commonwealth GO4	5.000	07/01/2033	1,490,000
15,820,000 Puerto Rico Commonwealth GO4	5.000	07/01/2041	10,025,925
2,200,000 Puerto Rico Commonwealth GO4	5.250	07/01/2026	1,644,500
2,500,000 Puerto Rico Commonwealth GO4	5.250	07/01/2032	1,871,875
5,000,000 Puerto Rico Commonwealth GO4	5.375	07/01/2033	3,737,500
42,700,000 Puerto Rico Commonwealth GO4	5.500	07/01/2032	31,651,375
5,000,000 Puerto Rico Commonwealth GO4	5.500	07/01/2039	3,287,500
3,205,000 Puerto Rico Commonwealth GO4	5.625	07/01/2033	2,299,587
3,000,000 Puerto Rico Commonwealth GO4	5.750	07/01/2028	1,972,500
25,000,000 Puerto Rico Commonwealth GO4	5.750	07/01/2036	17,937,500
770,000 Puerto Rico Commonwealth GO4	5.875	07/01/2036	578,462
1,000,000 Puerto Rico Commonwealth GO4	6.000	07/01/2028	720,000
1,270,000 Puerto Rico Commonwealth GO, NPFGC	6.000	07/01/2028	1,307,338
2,700,000 Puerto Rico Commonwealth GO4	6.000	07/01/2035	1,944,000

17 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$390,000 Puerto Rico Commonwealth GO4	6.000%	07/01/2039	$ 288,112
3,670,000 Puerto Rico Commonwealth GO4	6.000	07/01/2040	2,642,400
1,500,000 Puerto Rico Electric Power Authority, Series A-4[4]	10.000	07/01/2019	1,276,875
1,500,000 Puerto Rico Electric Power Authority, Series B-4[4]	10.000	07/01/2019	1,276,875
1,500,000 Puerto Rico Electric Power Authority, Series E-1[4]	10.000	01/01/2021	1,335,000
1,500,000 Puerto Rico Electric Power Authority, Series E-2[4]	10.000	07/01/2021	1,335,000
500,000 Puerto Rico Electric Power Authority, Series E-2[4]	10.000	01/01/2022	445,000
500,000 Puerto Rico Electric Power Authority, Series E-4[4]	10.000	07/01/2022	445,000
510,000 Puerto Rico Electric Power Authority, Series RR,
NPFGC	5.000	07/01/2024	520,144
4,820,000 Puerto Rico Electric Power Authority, Series TT4	5.000	07/01/2032	3,856,000
9,515,000 Puerto Rico Highway & Transportation Authority[4]	5.000	07/01/2028	1,308,312
4,945,000 Puerto Rico Highway & Transportation Authority[4]	5.300	07/01/2035	4,265,062
270,000 Puerto Rico Highway & Transportation Authority[4]	5.750	07/01/2020	37,125
8,980,000 Puerto Rico Highway & Transportation Authority,
Series G4	5.000	07/01/2033	3,693,025
1,840,000 Puerto Rico Highway & Transportation Authority,
Series G4	5.000	07/01/2042	756,700
1,120,000 Puerto Rico Highway & Transportation Authority,
Series H4	5.450	07/01/2035	460,600
6,500,000 Puerto Rico Highway & Transportation Authority,
Series K4	5.000	07/01/2027	2,673,125
1,145,000 Puerto Rico Highway & Transportation Authority,
Series K4	5.000	07/01/2030	470,881
2,600,000 Puerto Rico Highway & Transportation Authority,
Series L, NPFGC	5.250	07/01/2023	2,759,276
915,000 Puerto Rico Highway & Transportation Authority,
Series L, FGIC[8]	5.250	07/01/2030	798,337
78,610,000 Puerto Rico Highway & Transportation Authority,
Series M4	5.000	07/01/2046	32,328,362
3,235,000 Puerto Rico Highway & Transportation Authority,
Series N, NPFGC	5.250	07/01/2032	3,518,839
25,255,000 Puerto Rico Infrastructure[4]	5.000	07/01/2031	6,902,444
675,000 Puerto Rico Infrastructure[4]	5.000	07/01/2037	184,484
17,490,000 Puerto Rico Infrastructure[4]	5.000	07/01/2037	4,780,192
141,985,000 Puerto Rico Infrastructure[4]	5.000	07/01/2041	38,805,920
41,740,000 Puerto Rico Infrastructure[4]	5.000	07/01/2046	11,407,959
1,680,000 Puerto Rico Infrastructure (Mepsi Campus)[4]	6.500	10/01/2037	340,200
6,285,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	6,286,697
875,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	886,708
530,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	12/01/2021	530,652
1,200,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	1,215,000
780,000 Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	800,475
650,000 Puerto Rico ITEMECF (International American
University)	5.000	10/01/2031	681,376
3,045,000 Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700	05/01/2024	2,642,695
200,000 Puerto Rico ITEMECF (University of the Sacred
Heart)	5.000	10/01/2042	196,770
5,490,000 Puerto Rico ITEMECF (University Plaza), NPFGC	5.000	07/01/2033	5,497,576

18 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$80,355,000	Puerto Rico Public Buildings Authority[4]	5.000%	07/01/2036	$ 66,493,763
7,500,000	Puerto Rico Public Buildings Authority[4]	5.000	07/01/2037	6,421,875
9,450,000	Puerto Rico Public Buildings Authority[4]	5.375	07/01/2033	8,186,063
850,000	Puerto Rico Public Buildings Authority[4]	5.500	07/01/2037	734,188
4,400,000	Puerto Rico Public Buildings Authority[4]	6.500	07/01/2030	3,899,500
7,500,000	Puerto Rico Public Buildings Authority[4]	6.750	07/01/2036	6,693,750
11,810,000	Puerto Rico Public Finance Corp., Series B4	5.500	08/01/2031	714,387
1,887,631	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.224 [2]	08/01/2045	1,373,252
24,439,806	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.242 [2]	08/01/2043	17,779,959
7,097,939	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.252 [2]	08/01/2042	5,163,751
4,051,586	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.264 [2]	08/01/2041	2,947,529
621,579	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.305 [2]	08/01/2045	85,467
8,047,747	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.330 [2]	08/01/2043	1,106,565
2,337,315	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.344 [2]	08/01/2042	321,381
1,334,128	Puerto Rico Sales Tax Financing Corp. (COFINA
	2007A National Custodial Trust)	0.359 [2]	08/01/2041	183,443
7,685,000	Puerto Rico Sales Tax Financing Corp., Series A	4.839 [2]	07/01/2031	5,297,040
8,649,000	Puerto Rico Sales Tax Financing Corp., Series A	5.090 [2]	07/01/2033	5,455,530
3,204,000	Puerto Rico Sales Tax Financing Corp., Series A-1	3.973 [2]	07/01/2024	2,799,912
6,118,000	Puerto Rico Sales Tax Financing Corp., Series A-1	4.259 [2]	07/01/2027	4,876,352
3,670,000	Puerto Rico Sales Tax Financing Corp., Series A-1	4.550	07/01/2040	3,793,165
5,963,000	Puerto Rico Sales Tax Financing Corp., Series A-1	4.560 [2]	07/01/2029	4,433,013
18,525,000	Puerto Rico Sales Tax Financing Corp., Series A-1	4.750	07/01/2053	19,266,000
50,226,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.000	07/01/2058	53,074,819
82,311,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.894 [2]	07/01/2046	21,930,120
37,054,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.951 [2]	07/01/2051	7,228,865
54,577,000	Puerto Rico Sales Tax Financing Corp., Series A-2	4.329	07/01/2040	55,531,006
976,000	Puerto Rico Sales Tax Financing Corp., Series A-2	4.536	07/01/2053	997,960
13,060,000	Puerto Rico Sales Tax Financing Corp., Series A-2	4.784	07/01/2058	13,583,575
4,555,000	University of Puerto Rico	5.000	06/01/2026	4,537,919
7,280,000	University of Puerto Rico, Series P	5.000	06/01/2030	7,243,600
24,375,000	University of Puerto Rico, Series Q	5.000	06/01/2030	24,253,125
67,190,000	University of Puerto Rico, Series Q	5.000	06/01/2036	66,854,050
1,500,000	V.I. Public Finance Authority	5.000	09/01/2033	1,660,080
2,180,000	V.I. Public Finance Authority (Gross Receipts Taxes
	Loan Notes)	5.000	10/01/2032	2,373,344

19 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,555,000	V.I. Public Finance Authority, Series A	5.000%	10/01/2032	$2,781,603
			1,030,495,686
Total Municipal Bonds and Notes (Cost $5,964,840,162)			5,775,835,493

Shares
Common Stock—0.1%
1,401	CMS Liquidating Trust[9,10,11] (Cost $4,483,200)	4,160,970

Total Investments, at Value (Cost $5,969,323,362)—104.6%		5,779,996,463
Floating
Rate Note
Obligations—
(5.8)
Notes with interest and fee rates ranging from 5.000% to 5.625% at 9/30/2019 and
contractual maturities of collateral ranging from 2/1/2030 to 11/15/2057[12]		(318,285,000)
Net Other Assets (Liabilities)—1.2		62,745,118
Net Assets—100.0%		$5,524,456,581

Footnotes to Schedule of Investments
1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
2. Zero coupon bond reflects effective yield on the original acquisition date.
3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
9. Non-income producing security.
10. Received as a result of a corporate action.
11. The value of this security was determined using significant unobservable inputs.
12. Floating rate note obligations related to securities held.The interest and fee rates shown reflect the rates in effect at September 30, 2019. At September 30, 2019 the Fund’s investments with a value of $525,115,662 are held by
TOB Trusts and serve as collateral for the $318,285,000 in the floating rate note obligations outstanding at that date.

To simplify the listings of securities, abbreviations are used per the table below:
ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
AFSFBM	Advocates for Services for the Blind Multihandicapped
AGC	Assured Guaranty Corp.

20 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COFINA	Corporación del Fondo de Interés Apremiante
CPW	Cerebral Palsy of Westchester
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Autistic Children
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYMC	New York Medical College
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
SANCSAR	St. Anne's Nursing Center St. Anne's Residence
SAR	St. Anne's Residence

21 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

SCHEDULE OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SCSMC	St. Catherine of Siena Medical Center
SFUMP	Services for the Underserved - MR Programs
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRH	St. Jonh's Rehabilitation Hospital
SNP	Special Needs Program
SOCHOB	Sisters of Charity Hospital of Buffalo
TASC	Tobacco Settlement Asset-Backed Bonds
TColl	Touro College
TCUS	Touro College and University System
TFABs	Tobacco Flexible Amortization Bonds
TU	Touro University
TUN	The University Financing Foundation
UBF	University of Buffalo Foundation
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCA	United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Development Corporation
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men's Christian Assoc.

22 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$ 4,745,339,807	$—	$4,745,339,807
U.S. Possessions	—	1,030,495,686	—	1,030,495,686
Common Stock	—	—	4,160,970	4,160,970
Total Assets	$—	$ 5,775,835,493	$4,160,970	$5,779,996,463

23 INVESCO OPPENHEIMER ROCHESTER FUND MUNICIPALS